Business combination (Details 2) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 21, 2019	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	[1]	Dec. 31, 2016	[1]
Statement Line Items [Line Items]
Cash and cash equivalents		$ 10,417	$ 20,439	[1]	$ 40,560		$ 18,624
Prepaid expenses, deposits and other assets		3,248	3,501	[2]
Accounts payable and accruals		11,254	$ 9,454	[2]
Purchase consideration	$ 15,549
Gain on acquisition		$ 14,786
Business combinations [Member]
Statement Line Items [Line Items]
Cash and cash equivalents	10,246
Prepaid expenses, deposits and other assets	60
Investment portfolio	22,804
Accounts payable and accruals	(2,775)
Fair value of net identifiable assets acquired	30,335
Purchase consideration	15,549
Gain on acquisition	$ 14,786

[1]	The consolidated statement of cash flows for the years ended December 31, 2019 and December 31, 2018 reflects the adoption of IFRS 16 on January 1, 2019 and IFRS 9 on January 1, 2018. The comparative information has not been restated.
[2]	The consolidated statement of Financial position as at December 31, 2019 reflects the adoption of IFRS 16 on January 1, 2019. The comparative information has not been restated.